Segmented Information (Narrative) (Details)	12 Months Ended
Feb. 28, 2017
Segmented Information 1	10.00%
Segmented Information 2	93.00%
Segmented Information 3	96.00%
Segmented Information 4	95.00%
Segmented Information 5	74.00%
Segmented Information 6	84.00%
Segmented Information 7	90.00%